Derivatives and hedging activities (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr (117)	SFr (228)	SFr 428
Gains/(losses) recognized in income on hedged items	101	224	(426)
Net gains/(losses) on the ineffective portion	(16)	(4)	2
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(117)	(231)	437
Gains/(losses) recognized in income on hedged items	101	227	(435)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	0	3	(9)
Gains/(losses) recognized in income on hedged items	0	(3)	9
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(12)	(1)	1
Gains/(losses) recognized in AOCI on derivatives	(11)	(3)	20
Gains/(losses) reclassified from AOCI into income	(24)	13	0
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(1)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	21	40	7
Gains/(losses) reclassified from AOCI into income	37	21	3
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(32)	(43)	13
Gains/(losses) reclassified from AOCI into income	(61)	(8)	(3)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	440	(1,672)	504
Gains/(losses) reclassified from AOCI into income	0	0	2
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	440	(1,672)	504
Gains/(losses) reclassified from AOCI into income	0	0	2
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(94)	(139)	369
Gains/(losses) recognized in income on hedged items	76	133	(366)
Net gains/(losses) on the ineffective portion	(18)	(6)	3
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(94)	(142)	378
Gains/(losses) recognized in income on hedged items	76	136	(375)
Bank | Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	0	3	(9)
Gains/(losses) recognized in income on hedged items	0	(3)	9
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(12)	(1)	1
Gains/(losses) recognized in AOCI on derivatives	4	(7)	7
Gains/(losses) reclassified from AOCI into income	(16)	16	3
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	4
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	21	40	7
Gains/(losses) reclassified from AOCI into income	37	21	3
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(17)	(47)	0
Gains/(losses) reclassified from AOCI into income	(53)	(5)	0
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	443	(1,672)	504
Gains/(losses) reclassified from AOCI into income	0	0	2
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	443	(1,672)	504
Gains/(losses) reclassified from AOCI into income	SFr 0	SFr 0	SFr 2